Dividend Per Ordinary Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Ordinary shares [member]
Disclosure of Dividends [Line Items]
Withholding tax on dividends paid	15.00%	15.00%	15.00%